EQUITY (Details 1) - Warrant - $ / shares	12 Months Ended
	Aug. 31, 2017	Aug. 31, 2016
Number of Shares
Balances	0	0
Granted	4,229,998	0
Exercised	(1,152,000)	0
Forfeited	0	0
Balances	3,077,998	0
Weighted- Average Exercise Price
Balances	$ 0	$ 0
Granted	1.52	0
Exercised	1.25	0
Forfeited	0	0
Balances	$ 1.63	$ 0